American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
April 30, 2026

One Choice 2035 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 36.1%
Focused Dynamic Growth Fund G Class	93,950	8,189,581
Focused Large Cap Value Fund G Class	12,774,946	140,907,655
Growth Fund G Class	1,233,321	75,873,891
Heritage Fund G Class	1,390,352	36,872,136
Large Cap Equity Fund G Class	2,787,448	139,706,889
Mid Cap Value Fund G Class	3,630,699	57,619,197
Select Fund G Class	305,177	43,548,755
Small Cap Dividend Fund G Class	1,719,101	19,752,470
Small Cap Growth Fund G Class	754,039	19,876,462
		542,347,036
Domestic Fixed Income Funds — 31.4%
Diversified Bond Fund G Class	27,831,375	254,657,080
High Income Fund G Class	7,199,863	62,638,804
Inflation-Adjusted Bond Fund G Class	6,135,746	65,836,552
Short Duration Fund G Class	4,881,581	47,839,492
Short Duration Inflation Protection Bond Fund G Class	3,798,931	40,648,564
		471,620,492
International Equity Funds — 18.5%
Emerging Markets Fund G Class	1,223,643	23,041,188
Global Real Estate Fund G Class	1,475,756	21,929,739
International Growth Fund G Class	7,165,663	99,746,031
International Small-Mid Cap Fund G Class	1,832,670	24,007,979
International Value Fund G Class	7,156,750	87,097,652
Non-U.S. Intrinsic Value Fund G Class	2,009,294	21,439,168
		277,261,757
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	3,298,515	31,137,980
Global Bond Fund G Class	17,050,500	148,680,359
		179,818,339
Money Market Funds — 2.0%
U.S. Government Money Market Fund G Class	29,811,594	29,811,594
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,215,069,516)		1,500,859,218
OTHER ASSETS AND LIABILITIES — 0.0%		11
TOTAL NET ASSETS — 100.0%		$1,500,859,229

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$10,429	$524	$1,307	$(1,456)	$8,190	94	$2,271	$525
Focused Large Cap Value Fund	154,551	17,729	29,032	(2,340)	140,908	12,775	6,857	15,766
Growth Fund	85,542	13,479	8,729	(14,418)	75,874	1,233	11,183	10,467
Heritage Fund	47,648	5,927	5,109	(11,594)	36,872	1,390	4,995	5,397
Large Cap Equity Fund	180,779	28,442	35,024	(34,490)	139,707	2,787	25,539	26,953
Mid Cap Value Fund	69,852	7,439	16,230	(3,442)	57,619	3,631	3,426	7,323
Select Fund	47,474	4,544	9,816	1,347	43,549	305	748	3,676
Small Cap Dividend Fund	—	19,340	2,012	2,424	19,752	1,719	188	274
Small Cap Growth Fund	24,640	1,170	5,629	(305)	19,876	754	1,987	1,170
Diversified Bond Fund	305,815	20,127	80,484	9,199	254,657	27,831	(8,096)	10,088
High Income Fund	73,653	3,642	16,166	1,510	62,639	7,200	(1,563)	3,601
Inflation-Adjusted Bond Fund	76,091	1,952	14,284	2,078	65,837	6,136	(974)	1,599
Short Duration Fund	50,544	3,438	6,384	241	47,839	4,882	(322)	1,773
Short Duration Inflation Protection Bond Fund	41,591	2,825	4,016	249	40,649	3,799	39	1,203
Emerging Markets Fund	27,670	534	8,470	3,307	23,041	1,224	5,698	534
Global Real Estate Fund	23,202	848	4,285	2,165	21,930	1,476	568	847
International Growth Fund	87,797	16,769	6,722	1,901	99,745	7,166	(56)	4,360
International Small-Mid Cap Fund	22,718	958	2,736	3,068	24,008	1,833	526	737
International Value Fund	80,550	9,315	13,953	11,186	87,098	7,157	2,552	7,558
Non-U.S. Intrinsic Value Fund	19,400	4,327	2,941	653	21,439	2,009	205	2,501
Emerging Markets Debt Fund	36,161	1,704	8,678	1,951	31,138	3,299	(768)	1,704
Global Bond Fund	202,224	9,211	69,165	6,410	148,680	17,051	(7,609)	6,889
U.S. Government Money Market Fund	—	29,812	—	—	29,812	29,812	—	456
Small Cap Value Fund	24,577	102	18,538	(6,141)	—	—	6,510	102
	$1,692,908	$204,158	$369,710	$(26,497)	$1,500,859	145,563	$53,904	$115,503
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.